PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of March 31, 2025 and December 31, 2024, prepaid expenses and other current assets consist of the following:

	March 31, 2025	December 31, 2024
Advances to suppliers	$13,898,904	$9,693,043
Redemption proceeds receivable on life insurance policies	17,181,844	—
Other receivables*	1,460,695	1,558,223
Others	428,726	25,536
Total	$32,970,169	$11,276,802

*	Represent reimbursement receivables from a business partner and other miscellaneous receivables.

NOTE 6 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2024 and 2023, prepaid expenses and other current assets consist of the following:

	December 31, 2024	December 31, 2023
Advances to suppliers	$9,693,043	$6,497,608
Convertible note receivable*	—	1,000,000
Other receivables**	1,558,223	2,390,276
Others	25,536	162,121
Total	$11,276,802	$10,050,005

*	In May 2023, the Company purchased from Pono, a special purpose acquisition company, a convertible promissory note (“Pono Promissory Note”) in aggregate principal amount of $1,000,000, which will automatically convert into shares of Class A common stock of Pono at a conversion price of $10.00 per unit immediately prior to the expected Pono Merger. In February 2024, the Company and Pono entered into an Amendment to the Note Purchase Agreement, which increased the principal amount of the convertible promissory note from $1,000,000 to $2,700,000. On September 17, 2024, upon the consummation of Pono Merger, the promissory note was converted into 270,000 common shares. See Note 16 for further details.
**	Represent a refundable deposit to be returned by a supplier, reimbursement receivables from a business partner, and other miscellaneous receivables.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS